UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10543

BlackRock Core Bond Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Core Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2004

BlackRock Core Bond Trust (BHK)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—145.5%
			Mortgage Pass-Throughs—26.7%
			Federal Home Loan Mortgage Corp.,
	$ 1,875		3.50%, 4/01/08	$ 1,851,563
	465		3.875%, 11/10/08	463,944
	1,400		4.125%, 2/24/11	1,343,118
	1,125		4.50%, 12/16/10	1,107,011
	2,795		4.75%, 12/08/10	2,789,801
	99		5.00%, 5/01/34	96,895
	10,291		5.50%, 11/01/18 - 9/01/33	10,420,045
	6,144		6.00%, 9/01/10 - 12/01/18	6,427,640
	735		6.875%, 9/15/10	831,586
	4,166	[2]	7.00%, 3/15/10 - 9/01/31	4,711,787
			Federal National Mortgage Assoc.,
	870		1.75%, 6/16/06	851,582
	3,675		2.35%, 4/05/07	3,569,050
	22,425	[2]	3.125%, 5/04/07	22,329,806
	2,600		4.50%, 5/01/19 - 6/01/19	2,560,653
	1,280		4.75%, 2/21/13	1,245,850
	1,531		5.00%, 1/01/34 - 2/01/34	1,496,056
	15,000		5.00%, TBA	15,107,820
	11,601		5.50%, 1/01/18 - 7/01/34	11,662,006
	1,540		5.75%, 2/15/08	1,647,615
	4,089		6.00%, 5/15/08 - 4/01/34	4,249,162
	1,450		6.625%, 9/15/09	1,612,429
	880		7.00%, 1/01/31 - 7/01/32	931,758
	4,675	[2]	7.125%, 6/15/10	5,340,112
	553		Government National Mortgage Assoc., 5.50%, 5/15/33 - 9/15/33	557,423
	2,510		Small Business Admin., Ser. P10B, Class 1, 5.136%, 8/10/13	2,527,929

			Total Mortgage Pass-Throughs	105,732,641

			Interest Only Asset-Backed Securities—1.0%
	44,658		Sterling Coofs Trust, 4/15/29	3,977,357

			Interest Only Mortgage-Backed Securities—2.7%
			Federal Home Loan Mortgage Corp.,
	4,370		Ser. 2579, Class HI, 8/15/17	513,028
	9,313		Ser. 2611, Class QI, 9/15/32	1,889,209
			Federal National Mortgage Assoc.,
	8,543		Ser. 16, Class IW, 11/25/12	654,769
	14,009		Ser. 64, Class QI, 1/25/33	2,900,496
	24,146		Ser. 92, Class IC, 4/25/13	2,752,911
	20,122		Residential Accredit Loans, Inc., Ser. QS10, Class A16, 5/25/33	2,007,525

			Total Interest Only Mortgage-Backed Securities	10,717,938

			Commercial Mortgage-Backed Securities—2.9%
AAA	1,677		Heller Financial Commercial Mortgage Asset Co., Ser. PH1, Class A2, 6.847%, 5/15/31	1,830,345
AAA	1,790		JP Morgan Commercial Mortgage Finance Corp., 7.371%, 8/15/32	2,009,848
AAA	1,470		Morgan Stanley Capital I, Inc., Ser. HF2, Class A2, 6.48%, 11/15/30	1,591,043
AAA	3,500		Salomon Brothers Mortgage Securities VII, Ser. C1, Class A2, 7.52%, 12/18/09	3,970,903
AAA	1,910		Wachovia Bank Commercial Mortgage Trust, 5.411%, 7/15/41	1,933,302
AAA	192		Washington Mutual Mortgage Securitization Corp., Ser. 12, Class A, 6.50%, 5/25/32	193,155

			Total Commercial Mortgage-Backed Securities	11,528,596

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			U.S. Government and Agency Securities—40.8%
	$ 1,670		Aid to Israel, 5.50%, 4/26/24 - 9/18/33	$ 1,672,567
	1,050		Resolution Funding Corp., zero coupon, 7/15/18 - 10/15/18	487,961
			U.S. Treasury Bonds,
	25,215	[2]	5.375%, 2/15/31	25,821,673
	1,630	[2]	6.00%, 2/15/26	1,779,566
	1,810	[2]	6.125%, 11/15/27	2,010,222
	8,960	[2]	6.75%, 8/15/26	10,668,000
	1,075		8.00%, 11/15/21	1,425,425
	21,505	[2]	8.125%, 8/15/19	28,489,093
	2,655	[2]	10.375%, 11/15/12	3,238,582
			U.S. Treasury Notes,
	7,375		2.25%, 4/30/06	7,336,945
	36,255	[2]	2.50%, 5/31/06	36,186,841
	16,345		2.75%, 6/30/06 - 7/31/06	16,366,840
	4,980		3.125%, 5/15/07	4,995,537
	445		3.625%, 7/15/09	443,678
	20,095		4.75%, 5/15/14	20,522,019

			Total U.S. Government and Agency Securities	161,444,949

			Corporate Bonds—63.2%
			Aero & Defense—2.0%
B-	3,000		BE Aerospace, Inc., Ser. B, 8.00%, 3/01/08	2,910,000
			Lockheed Martin Corp.,
BBB	380		7.20%, 5/01/36	434,956
BBB	1,175		8.50%, 12/01/29	1,491,580
			Northrop Grumman Corp.,
BBB	380		7.125%, 2/15/11	427,739
BBB	960		7.875%, 3/01/26	1,131,895
BBB-	800		Raytheon Co., 4.85%, 1/15/11	800,568
BB+	690		RC Trust I, 7.00%, 5/15/06	728,336

				7,925,074

			Automotive—3.0%
			DaimlerChrysler NA Holding Corp.,
A3	250		4.05%, 6/04/08	247,707
A3	940		4.75%, 1/15/08	955,482
A3	660		7.45%, 3/01/27	690,322
B3	1,500		Delco Remy Intl., Inc., 11.00%, 5/01/09	1,608,750
			General Motors Acceptance Corp.,
A3	1,160		zero coupon, 12/01/12	672,555
A3	4,510		5.625%, 5/15/09	4,519,832
A3	2,029		6.875%, 9/15/11	2,077,554
BB-	892		TRW Automotive, Inc., 9.375%, 2/15/13	1,016,880

				11,789,082

			Basic Material—0.1%
A-	400		Alcan Inc., 6.125%, 12/15/33 (Canada)	398,260

			Building & Development—1.0%
BB+	3,000		Hovnanian Enterprises, Inc., 10.50%, 10/01/07	3,465,000
BBB+	600		Pulte Homes Inc., 4.875%, 7/15/09	599,562

				4,064,562

			Chemical—1.5%
CCC	2,000		Avecia Group PLC, 11.00%, 7/01/09 (United Kingdom)	1,530,000
B+	4,000		Lyondell Chemical Co., Ser. B, 9.875%, 5/01/07	4,180,000

				5,710,000

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Conglomerates—1.9%
A	$ 1,025		Avery Dennison Corp., 4.875%, 1/15/13	$ 1,012,167
			General Electric Cap. Corp.,
AAA	2,280		Ser. A, 5.875%, 2/15/12	2,414,337
AAA	1,170		Ser. A, 6.00%, 6/15/12	1,247,688
AAA	2,745		General Electric Co., 5.00%, 2/01/13	2,739,620

				7,413,812

			Consumer Products—2.8%
A	1,680		Diageo Capital PLC, 3.375%, 3/20/08 (United Kingdom)	1,651,440
BBB+	1,010		General Mills, Inc., 5.125%, 2/15/07	1,049,249
BBB+	990		Kellogg Co., Ser. B, 6.60%, 4/01/11	1,091,128
			Kraft Foods, Inc.,
A3	400		5.25%, 6/01/07	416,396
A3	1,880		5.625%, 11/01/11	1,934,558
BBB	650		Kroger Co., 6.80%, 4/01/11	713,823
B-	1,000		Pantry Inc., The 7.75%, 2/15/14	992,500
B+	2,100		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	2,157,750
B+	1,000		Stoneridge, Inc., 11.50%, 5/01/12	1,180,000

				11,186,844

			Containers & Glass—0.7%
B	1,000		Crown European Holdings SA, 10.875%, 3/01/13	1,155,000
BB-	1,500		Owens-Brockway Glass Container, 8.75%, 11/15/12	1,646,250

				2,801,250

			Ecological Services & Equipment—1.0%
B+	3,913		Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	4,118,433

			Electronics—0.1%
CCC	500		Knowles Electronics Holdings, Inc., 13.125%, 10/15/09	522,500

			Energy—8.6%
BBB-	1,650		Amerada Hess Corp., 7.125%, 3/15/33	1,673,826
BBB+	1,815	[2]	Anadarko Finance Co., Ser. B, 7.50%, 5/01/31 (Canada)	2,100,772
BBB+	765	[2]	Anadarko Petroleum Corp., 5.375%, 3/01/07	800,274
B+	1,000		Calpine Canada Energy Finance ULC, 8.50%, 5/01/08 (Canada)	625,000
BB	1,250		Chesapeake Energy Corp., 9.00%, 8/15/12	1,428,125
BB	1,000		Compagnie Generale de Geophysique SA, 10.625%, 11/15/07 (France)	1,063,750
A-	1,800		Conoco Funding Co., 6.35%, 10/15/11	1,968,102
A-	350		ConocoPhillips Holding Co., 6.95%, 4/15/29	390,243
BBB	1,915		Devon Energy Corp., 7.95%, 4/15/32	2,245,261
BBB	230		Devon Financing Corp. ULC, 7.875%, 9/30/31	266,570
Baa2	895		Dominion Resources Capital Trust III, 8.40%, 1/15/31	1,040,518
BBB+	150		Dominion Resources, Inc., 5.70%, 9/17/12	154,121
B	3,000		Dresser, Inc., 9.375%, 4/15/11	3,240,000
B	1,875	[3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	2,062,500
			El Paso Natural Gas Co.,
B1	850		7.625%, 8/01/10	879,750
B1	265		8.625%, 1/15/22	265,662
B-	2,250		El Paso Production Holding Co., 7.75%, 6/01/13	2,148,750
			EnCana Corp. (Canada),
A-	1,810		4.75%, 10/15/13	1,728,170
A-	350		6.50%, 8/15/34	351,725
A-	605		Encana Holdings Finance Corp., 5.80%, 5/01/14 (Canada)	624,094
BBB+	305		Exelon Corp., 6.75%, 5/01/11	333,765
BBB-	1,420		FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	1,534,449
BBB+	360		Occidental Petroleum Corp., 7.20%, 4/01/28	405,782
AA	835		Ontario Electricity Financial Corp., 6.10%, 1/30/08	900,147
BBB+	790		Peco Energy Cap. Trust IV, 5.75%, 6/15/33	704,262
Baa1	1,650		Petroleos Mexicanos, 9.375%, 12/02/08 (Mexico)	1,897,500
Aa1	440	[3]	SP PowerAssets Ltd., 5.00%, 10/22/13 (Singapore)	436,172
A-	445		Suncor Energy Inc., 5.95%, 12/01/34 (Canada)	436,686
AA	1,050		Texaco Capital Inc., 8.875%, 9/01/21	1,416,859
A3	725		Virginia Electric & Power Co., Ser. A, 5.75%, 3/31/06	756,160

				33,878,995

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Finance & Banking—20.8%
AA+	$ 1,000	[2,3]	American General Institute Capital A, 7.57%, 12/01/45	$ 1,159,840
AA+	455	[2]	Associates Corporation of North America, 6.95%, 11/01/18	513,313
			Bank of America Corp.,
Aa2	765		3.25%, 8/15/08	743,251
Aa2	1,640		3.375%, 2/17/09	1,588,521
Aa2	1,000		3.875%, 1/15/08	1,005,570
Aa2	105		4.375%, 12/01/10	103,931
Aa2	370		5.25%, 2/01/07	386,794
Aa2	880		5.375%, 6/15/14	884,365
Aa3	1,225		7.40%, 1/15/11	1,398,423
Aa2	325		Bank One NA, 3.70%, 1/15/08	325,718
Aa3	565	[3]	Barclays Bank PLC, 8.55%, 9/29/49 (United Kingdom)	675,759
AAA	1,200	[3]	Berkshire Hathaway Finance Corp., 3.40%, 7/02/07	1,195,848
			Citigroup, Inc.,
AA+	5,000		4.25%, 7/29/09	4,990,900
AA	1,505		6.00%, 10/31/33	1,453,303
AA+	185		6.875%, 6/01/25	202,798
AA	1,445		7.25%, 10/01/10	1,635,928
BB	1,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,085,000
			Household Finance Corp.,
A+	1,760		6.375%, 8/01/10 - 11/27/12	1,892,312
A+	2,325		6.75%, 5/15/11	2,555,129
Aa3	280		HSBC Bank USA Inc., 4.625%, 4/01/14	264,949
			JP Morgan Chase & Co.,
Aa3	540		3.625%, 5/01/08	534,654
Aa3	1,600		5.25%, 5/30/07	1,672,512
Aa3	600		5.35%, 3/01/07	627,600
A1	325		6.625%, 3/15/12	354,458
A1	1,155		6.75%, 2/01/11	1,268,652
AA	1,415	[3]	MetLife Global Funding I, 4.25%, 7/30/09	1,406,142
AA+	450	[3]	Monumental Global Funding II, 4.375%, 7/30/09	450,072
			Morgan Stanley,
AA-	595		5.30%, 3/01/13	592,197
AA-	160		6.75%, 4/15/11	175,482
A3	20,300	[3]	Morgan Stanley Tracers, 5.838%, 3/01/07	21,280,896
Aa3	2,125	[3]	Nationwide Building Society, 3.50%, 7/31/07 (United Kingdom)	2,118,412
AA	1,500		Protective Life Secured Trust, 3.70%, 11/24/08	1,482,248
A+	1,000	[3]	Prudential Funding LLC, 6.60%, 5/15/08	1,086,620
AA	400	[3]	Rabobank Capital Fund II, zero coupon, 12/31/49	392,348
			SLM Corp.,
A	4,220		3.625%, 3/17/08	4,177,378
A	1,350		5.00%, 10/01/13	1,320,003
A	450		5.375%, 1/15/13	453,825
A	90		5.625%, 4/10/07	94,862
AAA	3,885		Structured Asset Receivable Trust, 2.13%, 1/21/10	3,871,560
AAA	1,265		SunTrust Bank, 4.415%, 6/15/09	1,272,843
Aa3	375		U.S. Bancorp, Ser. N, 3.95%, 8/23/07	379,230
			US Bank National Assoc.,
Aa2	2,025		2.87%, 2/01/07	2,001,186
Aa3	2,790		6.50%, 2/01/08	3,047,684
			Wachovia Corp.,
Aa3	4,200		3.50%, 8/15/08	4,120,830
Aa3	975		3.625%, 2/17/09	950,440
			Wells Fargo & Co.,
Aa1	1,031		3.12%, 8/15/08	1,008,761
Aa1	1,975		4.00%, 8/15/08	1,969,687
Aa1	200		7.80%, 12/15/03	208,744
AA	85	[3]	Western & Southern Financial Group Inc., 5.75%, 7/15/33	79,272

				82,460,250

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Forest Products—0.9%
B	$ 3,425		Caraustar Industries, Inc., 9.875%, 4/01/11	$ 3,562,000

			Health Care—2.4%
A+	2,295		Bristol Myers Squibb Co., 5.75%, 10/01/11	2,403,163
B-	235	[3]	Curative Health Services, Inc., 10.75%, 5/01/11	212,675
AA	835		GlaxoSmithKline Cap. Inc., 4.375%, 4/15/14	790,996
	2,000		HealthSouth Corp., 7.625%, 6/01/12	1,875,000
			Tenet Healthcare Corp.,
B-	380		6.375%, 12/01/11	341,050
B-	5		6.50%, 6/01/12	4,450
B-	525	[3]	9.875%, 7/01/14	543,375
B	2,000		United Surgical Partners Int’l., Inc., 10.00%, 12/15/11	2,270,000
			Wyeth,
A	270		5.50%, 2/01/14	260,742
A	875		6.50%, 2/01/34	835,721

				9,537,172

			Hotels & Casino—0.5%
B+	1,000		Circus & Eldorado Joint Venture, 10.125%, 3/01/12	1,008,750
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,125,000

				2,133,750

			Industrial Equipment—0.6%
B	2,000		Terex Corp., 9.25%, 7/15/11	2,205,000

			Media—6.5%
B1	4,000		Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada)	4,370,000
			AOL Time Warner, Inc.,
BBB+	80		6.125%, 4/15/06	83,784
BBB+	75		7.625%, 4/15/31	82,894
BBB	800		AT&T Broadband Corp., 8.375%, 3/15/13	947,680
Caa1	750		Charter Communications Holdings II LLC, 10.25%, 9/15/10	755,625
CCC-	3,250		Charter Communications Holdings LLC, 10.75%, 10/01/09	2,640,625
BBB	1,050		Comcast Cable Communications, 6.875%, 6/15/09	1,151,965
BBB	3,550		Comcast Corp., 5.50%, 3/15/11	3,620,964
Baa1	355	[3]	COX Enterprises, Inc., 4.375%, 5/01/08	354,801
BB-	4,000		EchoStar DBS Corp., 10.375%, 10/01/07	4,250,000
BBB	825		News America Holdings, 7.70%, 10/30/25	941,342
BBB	985		News America Inc., 7.625%, 11/30/28	1,119,827
BBB	865		TCI Communications Inc., 7.875%, 8/01/13 - 2/15/26	988,141
			Time Warner, Inc.,
BBB+	90		6.625%, 5/15/29	88,149
BBB+	4,155		7.57%, 2/01/24	4,466,459

				25,862,256

			Real Estate—2.3%
BB	3,165	[3]	American Real Estate Partners LP, 8.125%, 6/01/12	3,244,125
			AvalonBay Communities, Inc.,
BBB+	350		6.625%, 9/15/11	379,131
BBB+	775		8.25%, 7/15/08	886,375
			EOP Operating LP,
BBB+	1,180		4.75%, 3/15/14	1,100,444
BBB+	450		7.00%, 7/15/11	494,244
			ERP Operating LP,
A-	1,950		5.20%, 4/01/13	1,936,642
A-	825		6.95%, 3/02/11	917,681

				8,958,642

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Telecommunication—5.4%
Baa1	$ 400 [3]	America Movil SA de CV, 5.50%, 3/01/14 (Mexico)	$ 371,696
A	1,015	British Telecommunications PLC, 8.875%, 12/15/30 (United Kingdom)	1,276,413
		Deutsche Telekom Intl. Finance BV (Netherlands)
A-	1,060	8.50%, 6/15/10	1,249,337
A-	1,505	8.75%, 12/15/03	1,864,876
Aa3	1,750	New England Telephone & Telegraph Co., 7.875%, 11/15/29	2,032,747
		Nextel Communications, Inc.,
BB+	2,000	9.375%, 11/15/09	2,135,000
BB+	3,000	9.50%, 2/01/11	3,367,500
B+	1,750 [3]	Qwest Communications Intl., 7.50%, 2/15/14	1,631,875
BBB	875	Sprint Capital Corp., 8.75%, 3/15/32	1,055,163
A	725	Telefonica Europe BV, 7.75%, 9/15/10 (Netherlands)	839,978
		Verizon New Jersey, Inc.,
Aa3	230	7.85%, 11/15/29	268,044
Aa3	750	Ser. A, 5.875%, 1/17/12	778,178
		Vodafone Group PLC (United Kingdom)
A	625	5.00%, 12/16/13	613,581
A	3,439	7.75%, 2/15/10	3,966,233

			21,450,621

		Transportation—1.1%
BBB+	1,145	Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	1,143,855
BBB	1,450	Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada)	1,562,970
B	1,635	Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	1,635,000

			4,341,825

		Total Corporate Bonds	250,320,328

		Taxable Municipal Bonds—0.3%
A2	650	California Dept. of Wtr. Res. Pwr. Sply., 3.975%, 5/01/05	655,974
AA	350	Ohana Military Cmntys. LLC, 6.193%, 4/01/49	352,275

		Total Taxable Municipal Bonds	1,008,249

		Foreign Government Bonds—7.9%
AAA	4,600	French Treasury Note, 3.50%, 1/12/09	5,554,343
AAA	3,825	Germany Federal Republic, 3.25%, 4/17/09	4,562,974
Aaa	7,125	Kingdom of Spain, 3.60%, 1/31/09	8,639,137
		Kingdom of Sweden,
AAA	21,325	5.00%, 1/28/09	2,907,429
AAA	17,515	8.00%, 8/15/07	2,579,957
A+	250	Quebec Province Canada, 7.00%, 1/30/07	272,265
		United Mexican States,
Baa2	350	4.625%, 10/08/08	348,600
Baa2	4,000	6.625%, 3/03/15	4,058,000
Baa2	2,255	8.00%, 9/24/22	2,424,125

		Total Foreign Government Bonds	31,346,830

		Total Long-Term Investments (cost $569,213,024)	576,076,888

		SHORT-TERM INVESTMENTS—3.1%
		U.S. Government and Agency Securities—3.1%
	2,900	Federal National Mortgage Assoc., 1.28%, 8/02/04	2,899,897
	2,836	U.S. Treasury Notes, zero coupon, 8/06/04	2,836,112
	6,410	U.S. Treasury Notes, 1.325%, 8/26/04	6,404,102

		Total Short-Term Investments (cost $12,140,111)	12,140,111

		Total Investments before outstanding options (cost $581,353,135)	588,216,999

BlackRock Core Bond Trust (BHK) (continued)

Notional
Amount
(000)	Description	Value

	OUTSTANDING OPTIONS PURCHASED—0.0%
	Interest Rate Swap,
$ 12,000	3-month LIBOR over 4.90%, expires 11/19/04	$ 35,418
12,000	6.25% over 3-month LIBOR, expires 11/19/04	36,288

	Total Outstanding Options Purchased (cost $75,600)	71,706

	OUTSTANDING OPTIONS WRITTEN—(0.2%)
(39,000)	Interest Rate Swap, 3 month LIBOR over 5.75%, expires 9/23/05	(360,360)
(12,000)	3-month LIBOR over 6.05%, expires 2/23/05	(163,940)
(26,000)	3.00% over 3-month LIBOR, expires 1/19/05	(42,150)
(12,000)	5.05% over 3 month LIBOR, expires 2/23/05	(101,375)

	Total Outstanding Options Written—(0.2)% (premium received $1,155,142)	(667,825)

	Total investments, net of outstanding options—148.4%	587,620,880
	Liabilities in excess of other assets—(48.4)%	(191,551,038)

	Net Assets—100%	$ 396,069,842

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings ratings.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2004, the Trust held 9.8% of its net assets, with a current market value of $38,702,428, in securities restricted as to resale.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Core Bond Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004